SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenues
Total operating revenues		$ 3,775,247	$ 1,349,977	$ 2,012,356
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	1,042,064	569	235,099
Operating costs and expenses:
Payments to the Philippine Parties		(42,451)	(28,894)	(26,371)
Pre-opening costs		(43,994)	(15,585)	(4,157)
Development costs		(1,202)	0	(30,677)
Amortization of gaming subconcession		0	(32,785)	(57,276)
Amortization of land use rights		(22,670)	(22,662)	(22,832)
Depreciation and amortization		(520,726)	(466,492)	(499,739)
Land rent to Belle		(1,911)	(2,318)	(2,848)
Share-based compensation		(35,473)	(71,809)	(67,957)
Property charges and other		(228,437)	(39,982)	(30,575)
Corporate and Other expenses		(80,241)	(63,147)	(70,118)
Total operating costs and expenses		(977,105)	(743,674)	(812,550)
Operating income (loss)		64,959	(743,105)	(577,451)
Non-operating income (expenses):
Interest income		23,305	26,458	6,618
Interest expense, net of amounts capitalized		(492,391)	(376,722)	(350,544)
Other financing costs		(4,372)	(6,396)	(11,033)
Foreign exchange gains, net		2,232	3,904	4,566
Other income, net		2,748	3,930	3,082
Gain (loss) on extinguishment of debt		1,611	0	(28,817)
Total non-operating expenses, net		(466,867)	(348,826)	(376,128)
Loss before income tax		(401,908)	(1,091,931)	(953,579)
Income tax expense		(13,422)	(5,236)	(2,885)
Net loss		(415,330)	(1,097,167)	(956,464)
Net loss attributable to noncontrolling interests		88,410	166,641	144,713
Net loss attributable to Melco Resorts & Entertainment Limited		(326,920)	(930,526)	(811,751)
Corporate and Other [Member]
Operating revenues
Total operating revenues		3,429	17,645	30,773
Macau [Member]
Operating revenues
Total operating revenues		3,117,362	844,685	1,660,355
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	809,112	(170,053)	144,544
Macau [Member] | Mocha and Other [Member]
Operating revenues
Total operating revenues		117,700	76,403	84,954
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	27,286	10,291	17,054
Macau [Member] | Altira Macau [Member]
Operating revenues
Total operating revenues		110,825	32,615	56,205
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(1,277)	(43,020)	(53,974)
Macau [Member] | City of Dreams [Member]
Operating revenues
Total operating revenues		1,930,483	559,684	1,146,919
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	576,313	(32,160)	201,954
Macau [Member] | Studio City [Member]
Operating revenues
Total operating revenues		958,354	175,983	372,277
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	206,790	(105,164)	(20,490)
The Philippines [Member] | City of Dreams Manila [Member]
Operating revenues
Total operating revenues		495,097	396,392	268,597
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	205,452	146,926	88,962
Cyprus [Member] | City of Dreams Mediterranean and Other [Member]
Operating revenues
Total operating revenues		159,359	91,255	52,631
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	$ 27,500	$ 23,696	$ 1,593

[1]	“Adjusted property EBITDA” is net loss before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, Corporate and Other expenses, and other non-operating income and expenses. The Company uses Adjusted property EBITDA to measure the operating performance of Mocha and Other, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and City of Dreams Mediterranean and Other and to compare the operating performance of its properties with those of its competitors.